Note 5 - Party-In-Interest Transactions (Details Textual) - EBP 42-1623692 006 [Member] - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 167,846,151	$ 167,846,151	$ 150,279,276
EBP, Note Receivable from Participant	3,613,849	3,613,849	$ 3,168,765
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	$ 319,643	$ 319,643
EBP, Employer, Common Stock [Member]
EBP, Investment, Number of Shares	79,089	79,089	79,659
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,582,262	$ 2,582,262	$ 1,882,345
EBP, Investment, Purchased, Number of Shares		594,982
EBP, Investment, Sold, Number of Shares		608,878